Acquisition And Other Venture - Additional Information (Detail) - CEPR Limited [member] - Arctic LNG 2 LLC [member]	Jun. 07, 2019
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired by CERP	10.00%
Acquisition date of completion	Jul. 19, 2019